RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 RELATED PARTY TRANSACTIONS

Amounts due to shareholders

Amounts due to shareholders are unsecured, with interest of 3% to 8% per annum accruing on a daily basis and tenure of 3 months to 6 months, until the successful uplisting or terms mutually between the parties. The Company reported amounts due to shareholders of $3,544,333 and $2,436,407 as of May 31, 2026, and August 31, 2025, respectively.

NOTE 10 RELATED PARTY TRANSACTIONS

Amounts due to shareholders

Amounts due to shareholders are unsecured, with interest of 3% to 8% per annum accrue on a daily basis and tenure of 6 months, until the successful uplisting or terms mutually between the parties. The Company reported amount due to shareholders of $2,436,407 and $1,202,692 as of August 31, 2025, and August 31, 2024, respectively.